UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: Quarter ended 9/30/08

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB LARGE CAP GROWTH FUND II

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—96.4%
AEROSPACE & DEFENSE—1.3%
United Technologies Corp.	1,000	$60,060

AIR FREIGHT & LOGISTICS—1.0%
FedEx Corp.	600	47,424

APPAREL—0.6%
Nike, Inc., Class B	450	30,105

BANKS—1.9%
Comerica, Inc.	1,000	32,790
Whitney Holding Corp.	2,300	55,775

Total Banks		88,565

BEVERAGES—5.1%
Coca-Cola Co.	1,000	52,880
PepsiCo, Inc.	2,700	192,429

Total Beverages		245,309

BIOTECHNOLOGY—2.0%
Celgene Corp. *	600	37,968
Gilead Sciences, Inc. *	1,300	59,254

Total Biotechnology		97,222

CHEMICALS—0.3%
Monsanto Co.	150	14,847

COAL—0.7%
Consol Energy, Inc.	700	32,123

COMMERCIAL SERVICES—1.8%
McKesson Corp.	750	40,358
Ritchie Bros. Auctioneers, Inc.	2,000	46,720

Total Commercial Services		87,078

COMPUTERS—5.9%
Apple, Inc. *	500	56,830
EMC Corp. *	3,500	41,860
Hewlett-Packard Co.	1,900	87,856
International Business Machines Corp.	800	93,568

Total Computers		280,114

COSMETICS/PERSONAL CARE—3.4%
Avon Products, Inc.	1,000	41,570
Procter & Gamble Co.	1,750	121,957

Total Cosmetics/personal Care		163,527

DIVERSIFIED FINANCIAL SERVICES—2.4%
Goldman Sachs Group, Inc.	650	83,200
T Rowe Price Group, Inc.	575	30,883

Total Diversified Financial Services		114,083

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Emerson Electric Co.	1,350	55,067

ENGINEERING & CONSTRUCTION—0.5%
McDermott International, Inc. *	1,000	25,550

FOOD—1.0%
Kraft Foods, Inc., Class A	1,500	49,125

HEALTH CARE - PRODUCTS—8.0%
Dentsply International, Inc.	1,000	37,540
Hologic, Inc. *	2,500	48,325
Intuitive Surgical, Inc. *	200	48,196
Johnson & Johnson	2,300	159,343
Zimmer Holdings, Inc. *	1,400	90,384

Total Health Care - Products		383,788

HEALTH CARE PROVIDERS & SERVICES—1.8%
Covance, Inc. *	450	39,785
Humana, Inc. *	1,100	45,320

Total Health Care Providers & Services		85,105

HOME BUILDERS—0.8%
Toll Brothers, Inc. *	1,600	40,368

INSURANCE—1.9%
ACE, Ltd.	650	35,185
Lincoln National Corp.	1,300	55,653

Total Insurance		90,838

INTERNET—3.6%
Google, Inc., Class A *	375	150,195
Yahoo!, Inc. *	1,200	20,760

Total Internet		170,955

IRON / STEEL—0.6%
Cleveland-Cliffs, Inc.	500	26,470

MACHINERY—1.7%
Joy Global, Inc.	625	28,212
Terex Corp. *	1,700	51,884

Total Machinery		80,096

METALS & MINING—0.4%
Freeport-McMoRan Copper & Gold, Inc.	350	19,898

MISCELLANEOUS MANUFACTURING—1.2%
General Electric Co.	2,300	58,650

OIL & GAS—13.1
ConocoPhillips	1,800	131,850
Devon Energy Corp.	900	82,080
Exxon Mobil Corp.	4,700	365,002
Southwestern Energy Co. *	1,600	48,864

Total Oil & Gas		627,796

OIL & GAS SERVICES—4.3%
Cameron International Corp. *	550	21,197
National Oilwell Varco, Inc. *	850	42,695
Schlumberger Ltd.	1,100	85,899
Transocean, Inc. *	100	10,984
Weatherford International Ltd. *	1,700	42,738

Total Oil & Gas Services		203,513

PHARMACEUTICALS—2.9%
Abbott Laboratories	750	43,185
Express Scripts, Inc. *	575	42,446
Forest Laboratories, Inc. *	1,800	50,904

Total Pharmaceuticals		136,535

RETAIL—9.1%
Abercrombie & Fitch Co.	1,050	41,423
CVS Caremark Corp.	1,800	60,588
GameStop Corp., Class A *	1,300	44,473

Lowe’s Cos., Inc.	3,200	75,808
Macy’s, Inc.	3,000	53,940
Nordstrom, Inc.	1,800	51,876
TJX Cos., Inc.	1,500	45,780
Wal-Mart Stores, Inc.	1,000	59,890

Total Retail		433,778

SEMICONDUCTORS—2.2%
Intel Corp.	3,000	56,190
MEMC Electronic Materials, Inc. *	1,800	50,868

Total Semiconductors		107,058

SOFTWARE—9.0%
Cerner Corp. *	1,400	62,496
Citrix Systems, Inc. *	2,100	53,046
Microsoft Corp.	7,100	189,499
Oracle Corp.*	6,200	125,922

Total Software		430,963

TELECOMMUNICATIONS—6.0%
Cisco Systems, Inc. *	7,900	178,224
Harris Corp.	1,250	57,750
QUALCOMM, Inc.	1,150	49,416

Total Telecommunications		285,390

TOBACCO—0.7%
Philip Morris International, Inc.	750	36,075

Total Common Stocks
(Cost $4,877,449)		4,607,475

	PAR VALUE
MONEY MARKET FUND—2.8%
Dreyfus Cash Management Fund, Institutional Shares, 2.71% (2)	$114	114
MTB Money Market Fund, Institutional I Shares, 2.26% (1)(2)	6,809	6,809
MTB Prime Money Market Fund, Corporate Shares, 1.68% (1)(2)	126,702	126,702

Total Money Market Fund
(Cost $133,625)		133,625

Total Investments—99.2%
(Cost $5,011,074)		4,741,100

Other assets less liabilities—0.8%		38,466

Total Net Assets—100.0%		$4,779,566

The categories of investments are shown as a percentage of total net assets at September 30, 2008.

(1)	Affiliated companies. See Note 1.

(2)	7-Day net yield.

* Non-Income Producing

The cost of investments amounts to $5,011,074. The net unrealized depreciation of investments was $269,974. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $351,910 and net unrealized depreciation from investments for those securities having an excess of cost over value of $621,884.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$4,741,100	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$4,741,100	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB LARGE CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—96.8%
AEROSPACE & DEFENSE—5.6%
Lockheed Martin Corp.	2,000	$219,340
Raytheon Co.	3,700	197,987

Total Aerospace & Defense		417,327

BANKS—4.8%
Wells Fargo & Co.	9,608	360,588

BIOTECHNOLOGY—2.8%
Amgen, Inc. *	3,500	207,445

DIVERSIFIED FINANCIAL SERVICES—6.4%
Citigroup, Inc.	5,735	117,625
JPMorgan Chase & Co.	7,800	364,260

Total Diversified Financial Services		481,885

ELECTRIC UTILITIES—1.4%
NRG Energy, Inc. *	4,400	108,900

ELECTRONICS—0.9%
Agilent Technologies, Inc. *	2,285	67,773

FOOD—1.6%
Kraft Foods, Inc., Class A	3,632	118,948

FOREST PRODUCTS & PAPER—1.0%
International Paper Co.	3,000	78,540

HEALTH CARE PROVIDERS & SERVICES—0.9%
Aetna, Inc.	1,900	68,609

HOUSEHOLD PRODUCTS—3.3%
Kimberly-Clark Corp.	3,765	244,123

INSURANCE—8.6%
AON Corp.	4,700	211,312
Genworth Financial, Inc., Class A	11,900	102,459
Hartford Financial Services Group, Inc.	5,500	225,445
Loews Corp.	2,674	105,596

Total Insurance		644,812

INTERNET—0.8%
Liberty Media Corp.—Interactive Class A *	4,550	58,741

IRON / STEEL—1.9%
United States Steel Corp.	1,800	139,698

MEDIA—6.8%
CBS Corp., Class B	4,790	69,838
Comcast Corp., Special Class A	6,700	132,124
Viacom, Inc., Class B *	12,490	310,252

Total Media		512,214

METALS & MINING—5.6%
AngloGold Ashanti Ltd. ADR	8,984	207,530
Barrick Gold Corp.	5,800	213,092

Total Metals & Mining		420,622

MISCELLANEOUS MANUFACTURING—2.8%
Illinois Tool Works, Inc.	2,200	97,790

Ingersoll-Rand Co., Ltd., Class A	3,600	112,212

Total Miscellaneous Manufacturing		210,002

OFFICE/BUSINESS EQUIPMENT—4.1%
Pitney Bowes, Inc.	9,200	305,992

OIL & GAS—12.8%
Apache Corp.	3,200	333,695
ConocoPhillips	1,229	90,024
Hess Corp.	1,700	139,536
Noble Energy, Inc.	5,300	294,627
Talisman Energy, Inc.	7,200	102,384

Total Oil & Gas		960,266

PHARMACEUTICALS—2.1%
Sanofi-Aventis SA ADR	4,700	154,489

SOFTWARE—8.6%
CA, Inc.	17,700	353,292
Microsoft Corp.	10,900	290,921

Total Software		644,213

TELECOMMUNICATIONS—6.6%
AT&T, Inc.	6,300	175,896
Motorola, Inc.	25,900	184,926
Sprint Nextel Corp.	7,300	44,530
Verizon Communications, Inc.	2,740	87,927

Total Telecommunications		493,279

TOBACCO—5.2%
Altria Group, Inc.	3,870	76,781
Lorillard, Inc. *	1,738	123,659
Philip Morris International, Inc.	3,870	186,147

Total Tobacco		386,587

TRANSPORTATION—2.2%
Union Pacific Corp.	2,300	163,668

Total Common Stocks
(Cost $8,087,198)		7,248,721

	PAR VALUE
MONEY MARKET FUND—3.0%
MTB Prime Money Market Fund, Corporate Shares, 1.68% (1)(2)
(Cost $224,639)	$224,639	224,639

Total Investments—99.8%
(Cost $8,311,837)		7,473,360

Other assets less liabilities—0.2%		14,834

Total Net Assets—100.0%		$7,488,194

The categories of investments are shown as a percentage of total net assets at September 30, 2008.

(1)	Affiliated companies. See Note 1.

(2)	7-Day net yield.

* Non-Income Producing

ADR—American Depositary Receipt

The cost of investments amounts to $8,311,837. The net unrealized depreciation of investments was $838,477. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $986,036 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,824,513.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$7,473,360	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$7,473,360	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION FUND CONSERVATIVE GROWTH II

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES OR PAR VALUE	MARKET VALUE
MUTUAL FUNDS—90.8% (1)
EQUITY FUNDS—44.3%
MTB International Equity Fund, Institutional I Shares	20,366	$179,831
MTB Large Cap Growth Fund, Institutional I Shares	18,917	138,283
MTB Large Cap Stock Fund, Institutional I Shares	8,806	57,945
MTB Large Cap Value Fund, Institutional I Shares	7,483	68,766
MTB Mid Cap Growth Fund, Institutional I Shares	2,122	23,174
MTB Mid Cap Stock Fund, Institutional I Shares	1,561	17,330
MTB Small Cap Growth Fund, Institutional I Shares	1,311	17,417
MTB Small Cap Stock Fund, Institutional I Shares	2,509	11,593

Total Equity Funds		514,339

FIXED INCOME FUNDS—46.5%
MTB Intermediate-Term Bond Fund, Institutional I Shares	$9,767	95,810
MTB Short Duration Government Bond Fund, Institutional I Shares	18,501	180,197
MTB Short-Term Corporate Bond Fund, Institutional I Shares	18,406	179,645
MTB US Government Bond Fund, Institutional I Shares	8,984	83,915

Total Fixed Income Funds		539,567

Total Mutual Funds
(Cost $1,203,409)		1,053,906

MONEY MARKET FUND—10.3%
MTB Prime Money Market Fund, Corporate Shares, 1.68% (1)(2)
(Cost $119,871)	119,871	119,871

Total Investments—101.1%
(Cost $1,323,280)		1,173,777

Other assets less liabilities—(1.1%)		(13,529)

Total Net Assets—100.0%		$1,160,248

The categories of investments are shown as a percentage of total net assets at September 30, 2008.

(1)	Affiliated companies. See Note 1.

(2)	7-Day net yield.

The cost of investments amounts to $1,323,280. The net unrealized depreciation of investments was $149,503. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,807 and net unrealized depreciation from investments for those securities having an excess of cost over value of $153,310.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$1,173,777	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,173,777	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION FUND MODERATE GROWTH II

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES OR PAR VALUE	MARKET VALUE
MUTUAL FUNDS—92.0% (1)
EQUITY FUNDS—65.1%
MTB International Equity Fund, Institutional I Shares	960,016	$8,476,939
MTB Large Cap Growth Fund, Institutional I Shares	693,251	5,067,663
MTB Large Cap Stock Fund, Institutional I Shares	773,955	5,092,623
MTB Large Cap Value Fund, Institutional I Shares	273,969	2,517,776
MTB Mid Cap Growth Fund, Institutional I Shares	100,019	1,092,206
MTB Mid Cap Stock Fund, Institutional I Shares	32,687	362,823
MTB Small Cap Growth Fund, Institutional I Shares	54,947	730,244
MTB Small Cap Stock Fund, Institutional I Shares	78,806	364,084

Total Equity Funds		23,704,358

FIXED INCOME FUNDS—26.9%
MTB Intermediate-Term Bond Fund, Institutional I Shares	$422,906	4,148,707
MTB Short Duration Government Bond Fund, Institutional I Shares	194,222	1,891,723
MTB Short-Term Corporate Bond Fund, Institutional I Shares	347,741	3,393,949
MTB US Government Bond Fund, Institutional I Shares	40,433	377,648

Total Fixed Income Funds		9,812,027

Total Mutual Funds
(Cost $39,934,402)		33,516,385

MONEY MARKET FUND—8.0%
MTB Prime Money Market Fund, Corporate Shares, 1.68% (1)(2)
(Cost $2,928,354)	2,928,354	2,928,354

Total Investments—100.0%
(Cost $42,862,756)		36,444,739

Other assets less liabilities—0.0%		6,444

Total Net Assets—100.0%		$36,451,183

The categories of investments are shown as a percentage of total net assets at September 30, 2008.

(1)	Affiliated companies. See Note 1.

(2)	7-Day net yield.

The cost of investments amounts to $42,862,756. The net unrealized depreciation of investments was $6,418,017. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $29,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,447,315.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$36,444,739	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$36,444,739	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION FUND AGGRESSIVE GROWTH II

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES OR PAR VALUE	MARKET VALUE
MUTUAL FUNDS—99.3% (1)
EQUITY FUNDS—97.2%
MTB International Equity Fund, Institutional I Shares	28,767	$254,010
MTB Large Cap Growth Fund, Institutional I Shares	28,532	208,572
MTB Large Cap Stock Fund, Institutional I Shares	26,570	174,834
MTB Large Cap Value Fund, Institutional I Shares	11,292	103,771
MTB Mid Cap Growth Fund, Institutional I Shares	2,402	26,225
MTB Mid Cap Stock Fund, Institutional I Shares	1,571	17,433
MTB Small Cap Growth Fund, Institutional I Shares	1,978	26,291
MTB Small Cap Stock Fund, Institutional I Shares	3,787	17,495

Total Equity Funds		828,631

FIXED INCOME FUNDS—2.1%
MTB Short Duration Government Bond Fund, Institutional I Shares	$1,866	18,170

Total Mutual Funds
(Cost $1,090,252)		846,801

MONEY MARKET FUND—2.2%
MTB Prime Money Market Fund, Corporate Shares, 1.68% (1)(2)
(Cost $18,461)	18,461	18,461

Total Investments—101.5%
(Cost $1,108,713)		865,262

Other assets less liabilities—(1.5%)		(13,089)

Total Net Assets—100.0%		$852,173

The categories of investments are shown as a percentage of total net assets at September 30, 2008.

(1)	Affiliated companies. See Note 1.

(2)	7-Day net yield.

The cost of investments amounts to $1,108,713. The net unrealized depreciation of investments was $243,451. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $264 and net unrealized depreciation from investments for those securities having an excess of cost over value of $243,715.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS (3)
Level 1 - Quoted Prices	$865,262	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$865,262	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

NOTE 1—Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. With respect to Large Cap Growth Fund II and Large Cap Value Fund II, in order to comply with an SEC exemptive order which permits these Funds to invest in affiliated money market funds, the Advisor reimburse Large Cap Growth Fund II and Large Cap Value Fund II a portion of the advisory fees paid by the affiliated Fund(s) listed beneath its name below. Transactions with affiliated companies during the nine months ended September 30, 2008 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2008	Value at 9/30/2008	Dividend Income
Large Cap Growth Fund II:
MTB Prime Money Market Fund	29,901	1,293,530	1,196,729	126,702	$126,702	$2,295
MTB Money Market Fund	—	72,824	66,015	6,809	6,809	128

	29,901	1,366,354	1,262,744	133,511	$133,511	$2,423

Large Cap Value Fund II:
MTB Prime Money Market Fund	710,019	1,653,606	2,138,986	224,639	$224,639	$10,137

Conservative Growth Fund II:
MTB International Equity Fund	11,698	9,176	508	20,366	179,831	—
MTB Large Cap Growth Fund	12,610	6,586	279	18,917	138,283	—
MTB Large Cap Stock Fund	5,840	3,037	71	8,806	57,945	—
MTB Large Cap Value Fund	4,836	2,647	—	7,483	68,766	570
MTB Mid Cap Growth Fund	701	1,501	80	2,122	23,174	—
MTB Mid Cap Stock Fund	1,041	560	40	1,561	17,330	—
MTB Small Cap Growth Fund	836	502	27	1,311	17,417	—
MTB Small Cap Stock Fund	1,658	860	9	2,509	11,593	—
MTB Intermediate-Term Bond Fund	7,991	2,417	641	9,767	95,810	2,465
MTB Short Duration Government Bond Fund	16,227	4,465	2,191	18,501	180,197	4,288
MTB Short-Term Corporate Bond Fund	15,027	4,511	1,132	18,406	179,645	4,342
MTB U.S. Government Bond Fund	7,351	2,275	642	8,984	83,915	2,340
MTB Prime Money Market Fund	108,209	443,507	431,845	119,871	119,871	2,244

Total	194,025	482,044	437,465	238,604	$1,173,777	$16,249

Moderate Growth Fund II:
MTB International Equity Fund	875,697	172,918	88,599	960,016	8,476,939	—
MTB Large Cap Growth Fund	718,591	40,619	65,959	693,251	5,067,663	—
MTB Large Cap Stock Fund	798,716	47,307	72,068	773,955	5,092,623	—
MTB Large Cap Value Fund	275,497	17,354	18,882	273,969	2,517,776	26,214
MTB Mid Cap Growth Fund	68,462	44,344	12,787	100,019	1,092,206	—
MTB Mid Cap Stock Fund	33,893	2,901	4,107	32,687	362,823	—
MTB Small Cap Growth Fund	54,437	6,481	5,971	54,947	730,244	—
MTB Small Cap Stock Fund	80,968	9,305	11,467	78,806	364,084	—
MTB Intermediate-Term Bond Fund	536,580	32,550	146,224	422,906	4,148,707	146,047
MTB Short Duration Government Bond Fund	297,190	15,680	118,648	194,222	1,891,723	63,564
MTB Short-Term Corporate Bond Fund	440,342	24,733	117,334	347,741	3,393,949	113,037
MTB U.S. Government Bond Fund	51,277	3,438	14,282	40,433	377,648	14,372
MTB Prime Money Market Fund	4,322,881	7,799,370	9,193,897	2,928,354	2,928,354	67,435

Total	8,554,531	8,217,000	9,870,225	6,901,306	$36,444,739	$430,669

Aggressive Growth Fund II:
MTB International Equity Fund	31,075	4,086	6,394	28,767	254,010	—
MTB Large Cap Growth Fund	33,496	2,470	7,434	28,532	208,572	—
MTB Large Cap Stock Fund	31,029	2,746	7,205	26,570	174,834	—
MTB Large Cap Value Fund	12,844	1,354	2,906	11,292	103,771	1,213
MTB Mid Cap Growth Fund	1,862	1,183	643	2,402	26,225	—
MTB Mid Cap Stock Fund	1,843	219	491	1,571	17,433	—
MTB Small Cap Growth Fund	2,220	291	533	1,978	26,291	—
MTB Small Cap Stock Fund	4,403	490	1,106	3,787	17,495	—
MTB Short Duration Government Bond Fund	2,694	276	1,104	1,866	18,170	658
MTB Prime Money Market Fund	38,435	431,879	451,853	18,461	18,461	614

Total	159,901	444,994	479,669	125,226	$865,262	$2,485

NOTE 2—INVESTMENT VALUATION

Market values of the Fund’s portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-ended regulated investment companies, based on net asset value (NAV);

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds.

By:	/s/ Richard J. Berthy
Richard J. Berthy Principal Executive Officer

Date: November 25, 2008

By:	/s/ Guy Nordahl
Guy Nordahl Principal Financial Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy Principal Executive Officer

Date: November 25, 2008

By:	/s/ Guy Nordahl
Guy Nordahl Principal Financial Officer

Date: November 25, 2008